Vanguard® U.S. Minimum Volatility ETF
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (0.7%)
	Newmont Corp.	7,636	316
	Balchem Corp.	764	101
	Fastenal Co.	541	27
			444
Consumer Discretionary (10.3%)
	Dollar General Corp.	3,270	776
	Service Corp. International	11,105	685
	H&R Block Inc.	14,466	651
*	Liberty Media Corp.- Liberty Braves Class C	22,997	629
	McDonald's Corp.	2,322	586
[1]	Sirius XM Holdings Inc.	73,067	445
*	Grand Canyon Education Inc.	5,155	419
	Electronic Arts Inc.	2,645	336
	Walmart Inc.	2,418	320
*	Knowles Corp.	18,141	275
	Costco Wholesale Corp.	513	268
	Scholastic Corp.	5,118	235
*	Liberty Media Corp.- Liberty Braves Class A	8,210	231
	Laureate Education Inc. Class A	18,854	208
	World Wrestling Entertainment Inc. Class A	3,046	207
	Target Corp.	1,135	182
	Domino's Pizza Inc.	377	140
*	QuinStreet Inc.	9,527	114
*	frontdoor Inc.	4,656	109
*	Madison Square Garden Sports Corp.	530	85
	Hasbro Inc.	709	56
	Johnson Outdoors Inc. Class A	696	43
*	Bright Horizons Family Solutions Inc.	259	18
			7,018
Consumer Staples (11.0%)
	Colgate-Palmolive Co.	12,510	978
	Hershey Co.	3,542	796
	PetMed Express Inc.	33,148	682
	Procter & Gamble Co.	4,917	678
	Flowers Foods Inc.	24,066	657
	Church & Dwight Co. Inc.	7,459	624
	John B Sanfilippo & Son Inc.	7,129	576
	Altria Group Inc.	12,747	575
	Kimberly-Clark Corp.	4,093	522
	CVS Health Corp.	3,178	312
	Mondelez International Inc. Class A	4,946	306
	Hormel Foods Corp.	5,308	267

		Shares	Market Value ($000)
	Kellogg Co.	3,124	227
	Universal Corp.	3,819	195
	PepsiCo Inc.	369	64
	Lancaster Colony Corp.	365	61
*	USANA Health Sciences Inc.	599	39
			7,559
Energy (2.9%)
	Williams Cos. Inc.	25,613	872
	Chevron Corp.	4,210	665
	Kinder Morgan Inc.	23,087	423
			1,960
Financials (13.7%)
	First Financial Corp.	20,928	973
	Northwest Bancshares Inc.	62,237	876
	Safety Insurance Group Inc.	8,442	760
	Waterstone Financial Inc.	36,878	638
	Westamerica BanCorp.	10,783	603
	Mercury General Corp.	18,786	599
*	Columbia Financial Inc.	25,941	553
*	Enstar Group Ltd.	2,908	550
	Broadridge Financial Solutions Inc.	3,006	514
	Marsh & McLennan Cos. Inc.	2,603	420
	BancFirst Corp.	3,256	351
	CME Group Inc.	1,795	351
	Intercontinental Exchange Inc.	2,976	300
	TFS Financial Corp.	19,446	278
	Capitol Federal Financial Inc.	29,679	269
	Stock Yards Bancorp Inc.	4,061	269
*	Blue Foundry Bancorp	14,743	168
	Camden National Corp.	3,624	164
	Progressive Corp.	1,286	158
	Donegal Group Inc. Class A	8,042	117
	HarborOne Bancorp Inc.	7,286	99
	TrustCo Bank Corp. NY	2,164	72
	HomeTrust Bancshares Inc.	2,870	67
	Bank First Corp.	681	55
	White Mountains Insurance Group Ltd.	29	40
	Community Trust Bancorp Inc.	868	37
	Macatawa Bank Corp.	3,634	35
	Bank of Marin Bancorp	1,083	33
	First of Long Island Corp.	1,786	33
	City Holding Co.	337	29
			9,411
Health Care (16.2%)
	Gilead Sciences Inc.	16,938	1,075
	Amgen Inc.	4,297	1,033
	Johnson & Johnson	6,319	1,019
	Merck & Co. Inc.	11,469	979
	Eli Lilly & Co.	2,928	882
	Bristol-Myers Squibb Co.	12,634	852
	Becton Dickinson and Co.	2,883	728
*	Vertex Pharmaceuticals Inc.	2,317	653
*	Computer Programs and Systems Inc.	19,771	603
	AbbVie Inc.	3,799	511
	Perrigo Co. plc	12,582	471
	Baxter International Inc.	8,180	470
*	HealthStream Inc.	19,750	437

		Shares	Market Value ($000)
*	Incyte Corp.	5,648	398
*	NextGen Healthcare Inc.	19,989	343
*	Prestige Consumer Healthcare Inc.	3,431	173
	Pfizer Inc.	2,892	131
	National HealthCare Corp.	1,596	111
	Zoetis Inc.	462	72
*	Regeneron Pharmaceuticals Inc.	123	71
*	Anika Therapeutics Inc.	1,777	40
	Premier Inc. Class A	1,121	39
			11,091
Industrials (8.8%)
*	OSI Systems Inc.	11,279	940
*	FTI Consulting Inc.	5,051	811
	Sonoco Products Co.	11,468	723
	Lockheed Martin Corp.	1,712	719
	Heartland Express Inc.	42,399	642
	Cass Information Systems Inc.	10,427	382
	Jack Henry & Associates Inc.	1,910	367
	Accenture plc Class A	1,228	354
	Landstar System Inc.	1,441	211
	Ennis Inc.	8,595	183
	Argan Inc.	4,409	153
	Illinois Tool Works Inc.	772	150
	MSC Industrial Direct Co. Inc. Class A	1,505	119
	AptarGroup Inc.	843	87
	National Presto Industries Inc.	1,234	84
*	PFSweb Inc.	7,674	73
*	Vishay Precision Group Inc.	1,270	44
			6,042
Real Estate (1.4%)
*	Equity Commonwealth	37,054	975
Technology (17.7%)
*	Verint Systems Inc.	21,532	1,044
	Amdocs Ltd.	11,807	1,009
	Dolby Laboratories Inc. Class A	13,022	954
	Apple Inc.	5,769	907
	Texas Instruments Inc.	5,059	836
	Roper Technologies Inc.	2,027	816
*	TTM Technologies Inc.	50,159	789
	Microsoft Corp.	2,535	663
	Oracle Corp.	8,374	621
*	Alphabet Inc. Class A	5,360	580
	NortonLifeLock Inc.	24,628	556
*	Super Micro Computer Inc.	8,054	524
	NetApp Inc.	6,926	500
	International Business Machines Corp.	3,036	390
	Hewlett Packard Enterprise Co.	22,234	302
*	Altair Engineering Inc. Class A	5,104	265
*	Tyler Technologies Inc.	703	261
*	Cirrus Logic Inc.	3,302	253
*	Envestnet Inc.	3,607	189
*	Yelp Inc. Class A	3,905	133
*	PDF Solutions Inc.	3,485	92
	Shutterstock Inc.	1,117	62
	SS&C Technologies Holdings Inc.	1,066	59
	Analog Devices Inc.	352	53
*	TrueCar Inc.	21,155	46

		Shares	Market Value ($000)
	PC Connection Inc.	877	44
*	Allscripts Healthcare Solutions Inc.	2,444	42
	Dell Technologies Inc. Class C	1,090	42
*	Meta Platforms Inc. Class A	225	37
*	CommVault Systems Inc.	600	33
*	Alphabet Inc. Class C	261	29
	Broadcom Inc.	35	17
			12,148
Telecommunications (7.9%)
	Verizon Communications Inc.	22,858	956
*	T-Mobile US Inc.	6,135	883
	Comcast Corp. Class A	19,235	696
	AT&T Inc.	31,218	547
	Shenandoah Telecommunications Co.	22,541	502
*	United States Cellular Corp.	11,253	322
	InterDigital Inc.	6,215	312
*	Anterix Inc.	6,071	258
	Cable One Inc.	213	242
*	Charter Communications Inc. Class A	471	194
	Cisco Systems Inc.	3,668	164
	ATN International Inc.	3,309	155
*	Liberty Broadband Corp. Class A	1,247	126
*	Liberty Broadband Corp. Class C	636	64
	Motorola Solutions Inc.	85	21
			5,442
Utilities (8.9%)
	Consolidated Edison Inc.	8,899	870
	Republic Services Inc. Class A	5,764	823
	PPL Corp.	25,886	753
	Avista Corp.	16,866	685
	Duke Energy Corp.	5,702	610
	WEC Energy Group Inc.	5,279	544
	Spire Inc.	5,928	414
	Waste Management Inc.	1,678	284
	American Water Works Co. Inc.	1,614	240
	DTE Energy Co.	1,364	178
	American Electric Power Co. Inc.	1,568	157
	Ameren Corp.	1,500	139
	Eversource Energy	1,305	117
	Xcel Energy Inc.	1,432	106
	Chesapeake Utilities Corp.	687	87
	CMS Energy Corp.	1,022	69
	American States Water Co.	296	24
			6,100
Total Common Stocks (Cost $64,661)			68,190

		Shares	Market Value ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 2.284% (Cost $676)	6,760	676
Total Investments (100.5%) (Cost $65,337)			68,866
Other Assets and Liabilities—Net (-0.5%)			(346)
Net Assets (100%)			68,520
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $389,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $447,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2022	11	218	10
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.